UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

1.	SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2009

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS
Emerson Electric Company	1,600	$45,728
General Electric Company	3,900	39,429
Tyco Electronics, Ltd.	1,025	11,316

		96,473	10.8%
CONSUMER GOODS

PepsiCo, Inc.	1,800	92,664
Procter & Gamble Company	1,000	47,090

		139,754	15.6%
CONSUMER SERVICES

Lowe's Companies, Inc.	1,000	18,250
Wal-Mart Stores, Inc.	1,600	83,360

		101,610	11.4%
ENERGY

Dominion Resources, Inc.	2,500	77,475
Schlumberger, Ltd.	1,300	52,806
Weatherford International, Inc.*	3,000	33,210

		163,491	18.3%
FINANCIAL

American Express Company	2,600	35,438	4.0%

HEALTH CARE

Becton Dickinson & Company	700	47,068
Covidien, Ltd.	1,025	34,071
DaVita, Inc.*	1,500	65,925
Johnson & Johnson	1,600	84,160
Medtronic, Inc.	1,300	38,311
Stryker Corporation	1,000	34,040

		303,575	33.9%

1.	SCHEDULE OF INVESTMENTS (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2009

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Cisco Systems, Inc.*	5,500	$92,235
Intel Corporation	3,400	51,170
Microsoft Corporation	3,800	69,806

		213,211	23.8%
TOTAL COMMON STOCK		1,053,552	117.8%

TOTAL INVESTMENTS		1,053,552	117.8%

CASH AND RECEIVABLES LESS LIABILITIES		(159,350)	-17.8%

TOTAL CONTRACT OWNERS' EQUITY		$894,202	100.0%

*	- Non-income producing security

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2009

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

NOTE B—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of March 31, 2009, all investments held by Separate Account B were valued using Level 1 inputs as defined by SFAS 157.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 26, 2009